Regulatory and Agency Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Regulatory And Agency Capital Requirements
Table 26.1 presents regulatory capital information for Wells Fargo & Company and the Bank using Basel III, which increased minimum required capital ratios, and introduced a minimum Common Equity Tier 1 (CET1) ratio. Beginning second quarter 2015, our capital ratios were calculated in accordance with the Basel III Standardized and Advanced Approaches. Accordingly, we must report the lower of our CET1, tier 1 and total capital ratios calculated under the Standardized Approach and under the Advanced Approach in the assessment of our capital adequacy. The information presented for 2015 reflects the transition to determining risk-weighted assets (RWAs) under the Basel III Standardized and Advanced Approaches with Transition Requirements from RWAs determined using general risk-based capital rules (General Approach) effective in 2014. The Standardized and General Approaches each apply assigned risk weights to broad risk categories but many of the risk categories and/or weights were changed by Basel III for the Standardized Approach and will generally result in higher risk-weighted assets than from those prescribed for the General Approach. Calculation of RWAs under the Advanced Approach differs by requiring applicable banks to utilize a risk-sensitive methodology, which relies upon the use of internal credit models, and includes an operational risk component. The Basel III revised definition of capital, and changes are being phased-in effective January 1, 2014, through the end of 2021.
The Bank is an approved seller/servicer of mortgage loans and is required to maintain minimum levels of shareholders’ equity, as specified by various agencies, including the United States Department of Housing and Urban Development, GNMA, FHLMC and FNMA. At December 31, 2015, the Bank met these requirements. Other subsidiaries, including the Company’s insurance and broker-dealer subsidiaries, are also subject to various minimum capital levels, as defined by applicable industry regulations. The minimum capital levels for these subsidiaries, and related restrictions, are not significant to our consolidated operations.

Table 26.1: Regulatory Capital Information

	Wells Fargo & Company					Wells Fargo Bank, N.A.
	Advanced Approach		Standardized Approach		General Approach	Advanced Approach	Standardized Approach		General Approach	Advanced & Standardized Approach Minimum capital ratios (1)
										December 31,
(in billions, except ratios)	2015		2015		2014	2015	2015		2014	2015
Regulatory capital:
Common equity tier 1	$144.2		144.2		137.1	126.9	126.9		119.9
Tier 1	164.6		164.6		154.7	126.9	126.9		119.9
Total	195.2		205.6		192.9	140.5	150.0		144.0
Assets:
Risk-weighted	$1,263.2		1,303.1		1,242.5	1,100.9	1,197.6		1,142.5
Adjusted average (2)	1,757.1		1,757.1		1,637.0	1,584.3	1,584.3		1,487.6
Regulatory capital ratios:
Common equity tier 1 capital	11.42%		11.07	*	11.04	11.53	10.60	*	10.49	4.50
Tier 1 capital	13.03		12.63	*	12.45	11.53	10.60	*	10.49	6.00
Total capital	15.45	*	15.77		15.53	12.77	12.52	*	12.61	8.00
Tier 1 leverage (2)	9.37		9.37		9.45	8.01	8.01		8.06	4.00

*Denotes the lowest capital ratio as determined under the Basel III Advanced and Standardized Approaches.

(1)	As defined by the regulations issued by the Federal Reserve, OCC and FDIC, which apply to Wells Fargo & Company and Wells Fargo Bank, N.A.

(2)
The leverage ratio consists of Tier 1 capital divided by quarterly average total assets, excluding goodwill and certain other items. The minimum leverage ratio guideline is 3% for banking organizations that do not anticipate significant growth and that have well-diversified risk, excellent asset quality, high liquidity, good earnings, effective management and monitoring of market risk and, in general, are considered top-rated, strong banking organizations.